UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-10045
CALVERT IMPACT FUND, INC.
(Exact name of registrant as specified in charter)
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)
William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (301) 951-4800
Date of fiscal year end: September 30
Date of reporting period: Third quarter ended June 30, 2009

Item 1. Schedule of Investments.
CALVERT SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009

	SHARES	VALUE

EQUITY SECURITIES - 95.1%
Aerospace & Defense - 1.9%
Hexcel Corp.*	83,632	$797,013

Capital Markets - 9.6%
Affiliated Managers Group, Inc.*	20,854	1,213,494
Stifel Financial Corp.*	27,354	1,315,454
Waddell & Reed Financial, Inc.	55,386	1,460,529

		3,989,477

Chemicals - 2.9%
Airgas, Inc.	29,337	1,189,029

Commercial Banks - 5.2%
Glacier Bancorp, Inc.	70,092	1,035,259
Independent Bank Corp.	57,678	1,136,256

		2,171,515

Commercial Services & Supplies - 7.5%
Brink’s Co.	52,206	1,515,540
Herman Miller, Inc.	41,481	636,319
Standard Parking Corp.*	58,331	950,212

		3,102,071

Diversified Consumer Services - 7.1%
Brink’s Home Security Holdings, Inc.*	44,410	1,257,247
Matthews International Corp.	28,991	902,200
Steiner Leisure Ltd.*	26,051	795,337

		2,954,784

Electrical Equipment - 6.0%
Acuity Brands, Inc.	42,634	1,195,884
Regal-Beloit Corp.	32,222	1,279,858

		2,475,742

Electronic Equipment & Instruments - 9.4%
Anixter International, Inc.*	36,424	1,369,178
Littelfuse, Inc.*	61,400	1,225,544
Plexus Corp.*	65,114	1,332,233

		3,926,955

	SHARES	VALUE

Energy Equipment & Services - 4.3%
Cal Dive International, Inc.*	47,240	407,681
Superior Energy Services, Inc.*	46,205	797,960
Tesco Corp.*	73,108	580,478

		1,786,119

Food Products - 5.8%
Lance, Inc.	50,550	1,169,222
TreeHouse Foods, Inc.*	43,656	1,255,983

		2,425,205

Gas Utilities - 2.1%
South Jersey Industries, Inc.	24,836	866,528

Health Care Providers & Services - 3.0%
Owens & Minor, Inc.	28,813	1,262,586

Hotels, Restaurants & Leisure - 1.0%
PF Chang’s China Bistro, Inc.*	13,657	437,843

Household Durables - 2.5%
Snap-on, Inc.	35,890	1,031,479

Insurance - 5.7%
Hanover Insurance Group, Inc.	35,959	1,370,397
Markel Corp.*	3,553	1,000,880

		2,371,277

IT Services - 1.9%
Forrester Research, Inc.*	32,260	791,983

Machinery - 6.3%
IDEX Corp.	56,448	1,386,927
Middleby Corp.*	27,782	1,220,185

		2,607,112

Metals & Mining - 2.5%
Compass Minerals International, Inc.	19,329	1,061,355

Personal Products - 2.1%
Alberto-Culver Co.	35,197	895,060

Professional Services - 2.6%
Administaff,.Inc.	45,650	1,062,276

	SHARES	VALUE

Real Estate Investment Trusts - 2.8%
Corporate Office Properties Trust	39,453	1,157,156

Textiles, Apparel & Luxury Goods - 2.9%
Phillips-Van Heusen Corp.	42,089	1,207,533

Total Equity Securities (Cost $39,088,295)		39,570,098

EXCHANGE TRADED FUNDS - 1.0%

iShares Russell 2000 Index Fund	7,902	402,686

Total Exchange Traded Funds (Cost $414,236)		402,686

	PRINCIPAL
	AMOUNT

TIME DEPOSIT - 2.5%
State Street Corp. Time Deposit, 0.01%, 7/1/09	$1,034,000	1,034,000

Total Time Deposit (Cost $1,034,000)		1,034,000

TOTAL INVESTMENTS (Cost $40,536,531) - 98.6%		41,006,784
Other assets and liabilities, net - 1.4%		582,931

NET ASSETS - 100%		$41,589,715

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009

	SHARES	VALUE

EQUITY SECURITIES - 97.3%
Capital Markets - 11.0%
Affiliated Managers Group, Inc.*	21,231	$1,235,432
Lazard Ltd.	39,024	1,050,526
T. Rowe Price Group, Inc.	27,550	1,148,008

		3,433,966

Chemicals - 3.0%
Airgas, Inc.	23,343	946,092

	SHARES	VALUE

Commercial Banks - 4.9%
City National Corp.	26,887	990,248
M&T Bank Corp.	10,736	546,785

		1,537,033

Commercial Services & Supplies - 5.7%
Brink’s Co.	35,434	1,028,649
Pitney Bowes, Inc.	33,429	733,098

		1,761,747

Diversified Consumer Services - 2.5%
Brink’s Home Security Holdings, Inc.*	27,718	784,697

Diversified Telecommunication Services - 2.4%
Frontier Communications Corp.	102,812	734,078

Electronic Equipment & Instruments - 4.8%
Anixter International, Inc.*	23,164	870,735
Avnet, Inc.*	29,818	627,072

		1,497,807

Energy Equipment & Services - 3.4%
Superior Energy Services, Inc.*	62,098	1,072,432

Food Products - 2.5%
H.J. Heinz Co.	21,956	783,829

Health Care Equipment & Supplies - 3.2%
DENTSPLY International, Inc.	32,996	1,007,038

Health Care Providers & Services - 5.9%
AmerisourceBergen Corp.	42,947	761,880
Laboratory Corp. of America Holdings*	15,807	1,071,556

		1,833,436

Hotels, Restaurants & Leisure - 0.9%
Starbucks Corp.*	20,897	290,259

Household Durables - 3.6%
Mohawk Industries, Inc.*	11,773	420,061
Snap-on, Inc.	24,398	701,199

		1,121,260

	SHARES	VALUE

Insurance - 6.8%
Allied World Assurance Co. Holdings Ltd.	16,680	681,044
AON Corp.	12,527	474,398
Markel Corp.*	3,442	969,611

		2,125,053

IT Services - 7.6%
Fiserv, Inc.*	29,899	1,366,384
Hewitt Associates, Inc.*	33,327	992,478

		2,358,862

Life Sciences - Tools & Services - 3.1%
Thermo Fisher Scientific, Inc.*	23,831	971,590

Machinery - 3.0%
IDEX Corp.	37,979	933,144

Media - 2.8%
Omnicom Group, Inc.	27,864	879,945

Metals & Mining - 3.1%
Compass Minerals International, Inc.	17,773	975,915

Multiline Retail - 3.9%
Nordstrom, Inc.	60,768	1,208,676

Professional Services - 3.7%
Dun & Bradstreet Corp.	3,808	309,248
Manpower, Inc.	19,706	834,352

		1,143,600

Specialty Retail - 3.1%
Tiffany & Co.	37,874	960,485

Thrifts & Mortgage Finance - 3.2%
People’s United Financial, Inc.	65,854	990,444

Trading Companies & Distributors - 3.2%
W.W. Grainger, Inc.	12,095	990,339

Total Equity Securities (Cost $34,518,848)		30,341,727

	PRINCIPAL
	AMOUNT	VALUE

TIME DEPOSIT - 2.3%
State Street Corp. Time Deposit, 0.01%, 7/1/09	$708,000	708,000

Total Time Deposit (Cost $708,000)		708,000

TOTAL INVESTMENTS (Cost $35,226,848) - 99.6%		31,049,727
Other assets and liabilities, net - 0.4%		132,655

NET ASSETS - 100%		$31,182,382

*	Non-income producing security.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009

	SHARES	VALUE

EQUITY SECURITIES - 97.7%
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	212,500	$11,081,875

Biotechnology - 7.2%
Amgen, Inc.*	418,400	22,150,096
Biogen Idec, Inc.*	364,300	16,448,145
Gilead Sciences, Inc.*	309,800	14,511,032

		53,109,273

Capital Markets - 2.8%
Charles Schwab Corp.	715,000	12,541,100
State Street Corp.	173,800	8,203,360

		20,744,460

Chemicals - 3.7%
Ecolab, Inc.	208,800	8,141,112
Potash Corporation of Saskatchewan, Inc.	88,000	8,188,400
Praxair, Inc.	154,800	11,001,636

		27,331,148

	SHARES	VALUE

Commercial Banks - 0.8%
BB&T Corp.	275,800	6,062,084

Communications Equipment - 4.3%
Cisco Systems, Inc.*	1,053,000	19,627,920
QUALCOMM, Inc.	88,000	3,977,600
Research In Motion Ltd.*	113,700	8,078,385

		31,683,905

Computers & Peripherals - 9.1%
Apple, Inc. (t)*	121,000	17,234,030
EMC Corp.*	919,600	12,046,760
Hewlett-Packard Co.	421,600	16,294,840
International Business Machines Corp.	209,716	21,898,545

		67,474,175

Diversified Consumer Services - 2.1%
DeVry, Inc.	168,200	8,416,728
ITT Educational Services, Inc.*	68,700	6,915,342

		15,332,070

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	262,900	6,530,436

Electrical Equipment - 1.1%
First Solar, Inc.*	51,800	8,397,816

Electronic Equipment & Instruments - 3.3%
Amphenol Corp.	277,200	8,770,608
Dolby Laboratories, Inc.*	242,100	9,025,488
FLIR Systems, Inc.*	286,800	6,470,208

		24,266,304

Energy Equipment & Services - 4.7%
Cameron International Corp.*	374,800	10,606,840
FMC Technologies, Inc.*	229,600	8,628,368
Noble Corp.	509,500	15,412,375

		34,647,583

Gas Utilities - 1.1%
Questar Corp.	262,100	8,140,826

Health Care Equipment & Supplies - 4.0%
St. Jude Medical, Inc.*	292,000	12,001,200
Stryker Corp.	445,100	17,688,274

		29,689,474

	SHARES	VALUE

Health Care Providers & Services - 1.4%
Express Scripts, Inc.*	148,400	10,202,500

Household Products - 1.0%
Procter & Gamble Co.	140,100	7,159,110

Insurance - 1.0%
Aflac, Inc.	248,400	7,722,756

Internet & Catalog Retail - 2.2%
Amazon.com, Inc.*	192,700	16,121,282

Internet Software & Services - 5.7%
eBay, Inc.*	1,125,300	19,276,389
Google, Inc.*	54,500	22,976,655

		42,253,044

IT Services - 5.0%
Cognizant Technology Solutions Corp.*	320,400	8,554,680
Infosys Technologies Ltd. (ADR)	278,376	10,238,669
MasterCard, Inc.	65,300	10,925,343
Visa, Inc.	118,000	7,346,680

		37,065,372

Media - 1.6%
Thomson Reuters Corp.	130,700	3,830,817
Time Warner Cable, Inc.	1	32
Time Warner, Inc.	306,633	7,724,085

		11,554,934

Multiline Retail - 1.8%
Dollar Tree, Inc.*	164,800	6,938,080
Family Dollar Stores, Inc.	220,300	6,234,490

		13,172,570

Multi-Utilities - 0.9%
Consolidated Edison, Inc.	178,600	6,683,212

Oil, Gas & Consumable Fuels - 2.4%
Chesapeake Energy Corp.	351,500	6,970,245
Southwestern Energy Co.*	285,300	11,083,905

		18,054,150

	SHARES	VALUE

Pharmaceuticals - 9.2%
Allergan, Inc.	207,200	9,858,576
Bristol-Myers Squibb Co.	737,400	14,976,594
Forest Laboratories, Inc.*	575,900	14,460,849
Johnson & Johnson	371,044	21,075,299
Pfizer, Inc.	502,500	7,537,500

		67,908,818

Semiconductors & Semiconductor Equipment - 2.2%
Altera Corp.	395,300	6,435,484
Intel Corp.	591,200	9,784,360

		16,219,844

Software - 6.0%
Intuit, Inc.*	356,900	10,050,304
Microsoft Corp.	974,400	23,161,488
Symantec Corp.*	720,400	11,209,424

		44,421,216

Specialty Retail - 5.4%
Best Buy Co., Inc.	188,400	6,309,516
Home Depot, Inc.	415,500	9,818,265
O’Reilly Automotive, Inc.*	197,200	7,509,376
Ross Stores, Inc.	195,200	7,534,720
TJX Co.’s, Inc.	269,000	8,462,740

		39,634,617

Textiles, Apparel & Luxury Goods - 1.1%
Nike, Inc., Class B	150,300	7,782,534

Thrifts & Mortgage Finance - 1.5%
Hudson City Bancorp, Inc.	813,900	10,816,731

Trading Companies & Distributors - 1.4%
Fastenal Co.	8,600	285,262
W.W. Grainger, Inc.	126,600	10,366,008

		10,651,270

Venture Capital - 0.2%
Napo Pharmaceuticals, Inc. (b)(i)*	279,329	418,994
Orteq Bioengineering Ltd., Series A, Preferred (b)(i)*	74,910	800,926

		1,219,920

	SHARES	VALUE

Wireless Telecommunication Services - 1.1%
American Tower Corp.*	251,200	7,920,336

Total Equity Securities (Cost $826,486,416)		721,055,645

	ADJUSTED
	BASIS

LIMITED PARTNERSHIP INTEREST - 0.1%
China Environment Fund III LP (b)(i)*	$349,906	316,240

Total Limited Partnership Interest (Cost $349,906)		316,240

	PRINCIPAL
	AMOUNT

CERTIFICATES OF DEPOSIT - 0.0%
One United Bank, 2.50%, 8/24/09 (b)(k)	$100,000	99,790
ShoreBank, 2.13%, 2/11/10 (b)(k)	100,000	99,820

Total Certificates of Deposit (Cost $200,000)		199,610

HIGH SOCIAL IMPACT INVESTMENTS - 0.4%

Calvert Social Investment Foundation Notes, 3.00%, 7/1/09 (b)(i)(r)	3,000,000	2,987,400

Total High Social Impact Investments (Cost $3,000,000)		2,987,400

TIME DEPOSIT - 1.0%

State Street Corp. Time Deposit, 0.01%, 7/1/09	7,158,000	7,158,000

Total Time Deposit (Cost $7,158,000)		7,158,000

TOTAL INVESTMENTS (Cost $837,194,322) - 99.2%		731,716,895
Other assets and liabilities, net - 0.8%		6,212,708

NET ASSETS - 100%		$737,929,603

*	Non-income producing security.

(b)	This security was valued by the Board of Directors. See Note A.

(i)	Restricted securities represent 0.6% of the net assets of the Fund.

(k)	These certificates of deposit are fully insured by agencies of the federal government.

(r)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(t)	24,000 shares of Apple, Inc. have been soft segregated in order to cover outstanding commitments to certain limited partnership investments. There are no restrictions on the trading of this security.
Abbreviations:

ADR: American Depositary Receipt

LP: Limited Partnership

	ACQUISITION
Restricted Securities	DATES	COST

Calvert Social Investment Foundation Notes, 3.00%, 7/1/09	7/3/06	$3,000,000
China Environment Fund III LP	1/24/08 - 4/16/09	349,906
Napo Pharmaceuticals, Inc.	2/21/07	406,894
Orteq Bioengineering Ltd., Series A, Preferred	7/19/07	998,102
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT GLOBAL ALTERNATIVE ENERGY FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009

	SHARES	VALUE

EQUITY SECURITIES - 94.2%
Australia - 2.9%
Babcock & Brown Wind Partners	2,566,457	$2,368,666
Ceramic Fuel Cells Ltd.*	19,758,242	2,734,674
Energy Developments Ltd.	630,218	1,011,851

		6,115,191

Austria - 3.2%
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	132,625	6,760,791

Belgium - 3.2%
4Energy Invest NV*	136,261	941,110
Hansen Transmissions International NV*	2,278,911	5,789,511

		6,730,621

	SHARES	VALUE

Brazil - 1.4%
Cosan Ltd.*	558,800	2,894,584

Canada - 1.6%
Ballard Power Systems, Inc.*	504,294	897,891
Canadian Hydro Developers, Inc.*	756,908	2,428,408

		3,326,299

Chile - 1.0%
Enersis SA (ADR)	119,696	2,210,785

China - 4.2%
China High Speed Transmission Equipment Group Co. Ltd.	2,228,000	4,451,066
Gushan Environmental Energy Ltd. (ADR)	453,400	961,208
Suntech Power Holdings Co. Ltd. (ADR)*	195,235	3,486,897

		8,899,171

Denmark - 3.5%
Greentech Energy Systems A/S*	227,777	974,574
Vestas Wind Systems A/S*	90,550	6,505,583

		7,480,157

France - 3.5%
La séchilienne-Sidec SA	214,249	7,427,259

Germany - 5.9%
Manz Automation AG*	16,332	930,978
Q-Cells AG*	73,640	1,504,570
REpower Systems AG*	9,225	1,513,236
SMA Solar Technology AG	24,177	1,791,282
Solar Millennium AG*	32,137	1,056,942
Wacker Chemie AG	50,273	5,787,001

		12,584,009

Italy - 0.4%
Actelios SpA	170,251	900,280

Japan - 3.6%
Kyocera Corp.	101,700	7,621,455

Norway - 2.9%
Renewable Energy Corp. ASA:
Common*	688,000	5,371,831
Rights*	237,241	847,395

		6,219,226

	SHARES	VALUE

Spain - 18.8%
Acciona SA	64,192	7,886,076
EDP Renovaveis SA*	898,409	9,210,043
Gamesa Corp. Tecnologica SA	470,863	8,933,757
Iberdrola Renovables SA*	3,063,402	14,011,287

		40,041,163

Switzerland - 0.3%
Meyer Burger Technology AG*	4,160	642,726

United Kingdom - 10.2%
Clipper Windpower plc*	288,931	569,830
D1 Oils plc*	886,590	80,001
ITM Power plc*	1,390,219	286,621
Johnson Matthey plc	369,224	7,009,412
PV Crystalox Solar plc	1,265,044	1,740,465
Scottish & Southern Energy plc	636,044	11,939,276

		21,625,605

United States - 27.6%
American Superconductor Corp.*	105,136	2,759,820
Applied Materials, Inc.	688,148	7,548,984
Covanta Holding Corp.*	553,747	9,391,549
Energy Conversion Devices, Inc.*	41,800	591,470
First Solar, Inc.*	48,656	7,888,111
FPL Group, Inc.	218,661	12,433,064
FuelCell Energy, Inc.*	487,543	2,037,930
GT Solar International, Inc.*	130,938	696,590
Itron, Inc.*	38,349	2,111,879
MEMC Electronic Materials, Inc.*	308,402	5,492,640
Ormat Technologies, Inc.	157,779	6,360,072
Plug Power, Inc.*	397,503	361,728
SunPower Corp.*	37,757	1,005,846

		58,679,683

Total Equity Securities (Cost $223,134,268)		200,159,005

	PRINCIPAL
	AMOUNT

TIME DEPOSIT - 6.3%
State Street Corp. Time Deposit, 0.01%, 7/1/09	$13,354,000	13,354,000

Total Time Deposit (Cost $13,354,000)		13,354,000

	PRINCIPAL
	AMOUNT	VALUE

TOTAL INVESTMENTS (Cost $236,488,268) - 100.5%		213,513,005
Other assets and liabilities, net - (0.5%)		(1,063,563)

NET ASSETS - 100%		$212,449,442

*	Non-income producing security.
Abbreviations:

ADR: American Depositary Receipt
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
CALVERT GLOBAL WATER FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2009

	SHARES	VALUE

EQUITY SECURITIES - 93.6%
Australia - 0.9%
Crane Group Ltd.	7,229	$58,905

Brazil - 2.7%
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	6,000	179,940

Cayman Islands - 0.7%
Consolidated Water Co., Inc.	2,741	43,445

Finland - 0.8%
Uponor Oyj	4,451	52,685

France - 7.8%
Suez Environnement SA	16,545	289,963
Veolia Environnement	7,542	222,678

		512,641

Hong Kong - 1.3%
Guangdong Investment Ltd.	188,000	87,241

Italy - 3.3%
ACEA SpA	5,709	69,716
Hera SpA	60,076	146,426

		216,142

	SHARES	VALUE

Japan - 13.4%
Ebara Corp.*	41,000	140,471
Kurita Water Industries Ltd.	7,300	234,942
Nitto Denko Corp.	10,200	308,771
Toray Industries, Inc.	39,000	197,843

		882,027

Netherlands - 1.8%
Arcadis NV	7,182	119,558

Philippines - 1.9%
Manila Water Co., Inc.	414,812	124,726

Singapore - 1.5%
Hyflux Ltd.	64,000	96,714

Sweden - 1.3%
Cardo AB	3,900	84,702

Switzerland - 2.8%
Geberit AG	1,502	185,065

United Kingdom - 12.5%
Halma plc	13,805	45,305
Northumbrian Water Group plc	21,171	86,345
Pennon Group plc	23,327	185,458
Severn Trent plc	12,711	229,226
United Utilities Group plc	34,153	279,683

		826,017

United States - 40.9%
Agilent Technologies, Inc.*	11,788	239,414
American States Water Co.	1,848	64,015
American Water Works Co., Inc.	12,367	236,333
Aqua America, Inc.	6,229	111,499
Calgon Carbon Corp.*	1,352	18,779
California Water Service Group	2,731	100,610
Flowserve Corp.	3,175	221,647
Franklin Electric Co., Inc.	865	22,421
Insituform Technologies, Inc.*	4,120	69,917
IDEX Corp.	4,097	100,663
Itron, Inc.*	471	25,938
Layne Christensen Co.*	1,634	33,415
Met-Pro Corp.	2,016	21,813
Millipore Corp.*	2,087	146,528
Mueller Water Products, Inc.	28,678	107,256

	SHARES	VALUE

Nalco Holding Co.	6,451	108,635
Northwest Pipe Co.*	477	16,581
Pall Corp.	5,927	157,421
Pentair, Inc.	11,018	282,281
Roper Industries, Inc.	4,625	209,559
Tetra Tech, Inc.*	7,394	211,838
Valmont Industries, Inc.	1,791	129,095
Watts Water Technologies, Inc.	2,745	59,127

		2,694,785

Total Equity Securities (Cost $5,591,509)		6,164,593

	PRINCIPAL
	AMOUNT

TIME DEPOSIT - 4.4%
State Street Corp. Time Deposit, 0.01%, 7/1/09	$289,000	289,000

Total Time Deposit (Cost $289,000)		289,000

TOTAL INVESTMENTS (Cost $5,880,509) - 98.0%		6,453,593
Other assets and liabilities, net - 2.0%		133,121

NET ASSETS - 100%		$6,586,714

*	Non-income producing security.
Abbreviations:

ADR: American Depositary Receipt
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
NOTE A — SIGNIFICANT ACCOUNTING POLICIES
General: The Calvert Impact Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with five separate portfolios: Large Cap Growth, Small Cap Value, Mid Cap Value, Global Alternative Energy and Global Water. Large Cap Growth, Small Cap Value, and Mid Cap Value are registered as diversified portfolios. Global

Alternative Energy and Global Water are registered as non-diversified portfolios. The operation of each series is accounted for separately. Global Alternative Energy began operations on May 31, 2007. Global Water began operations on September 30, 2008 and offers Class A, Class C, and Class Y shares. Large Cap Growth offers Class A, Class B, Class C, Class I and Class Y (effective October 31, 2008) shares. Small Cap Value, Mid Cap Value, and Global Alternative Energy each offer Class A, Class C, and Class I shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long the shares have been owned by the investor. Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares. Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares. Class Y shares have no front-end or deferred sales charge. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges, and (c) class-specific voting rights.
Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Other securities for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.
The Calvert Global Alternative Energy Fund and the Calvert Global Water Fund have retained a third party fair value pricing service to quantitatively analyze the price movement of their holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters. On June 30, 2009, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2009, securities valued at $4,723,170 or 0.6% of net assets were fair valued in the Large Cap Growth Fund in good faith under the direction of the Board of Directors.
Effective October 1, 2008, the Fund adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments and requires additional disclosures about fair value measurements.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. For additional information on the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent prospectus.
The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2009:

Large Cap Growth

	Valuation Inputs
Investments in
Securities	Level 1	Level 2	Level 3		Total

Equity securities*	$719,835,725	—	$1,219,920		$721,055,645
Limited partnership interest	—	—	316,240		316,240

Other debt obligations	—	$7,158,000	3,187,010		10,345,010

TOTAL	$719,835,725	$7,158,000	$4,723,170	**	$731,716,895

*	For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

**	Level 3 securities represent 0.6% of net assets.
Small Cap Value

	Valuation Inputs
Investments in
Securities	Level 1	Level 2	Level 3	Total

Equity securities*	$39,570,098	—	—	$39,570,098

Exchange traded funds	402,686	—	—	402,686

Other debt obligations	—	$1,034,000	—	1,034,000

TOTAL	$39,972,784	$1,034,000	—	$41,006,784

*	For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.
Mid Cap Value

	Valuation Inputs
Investments in
Securities	Level 1	Level 2	Level 3	Total

Equity securities*	$30,341,727	—	—	$30,341,727

Other debt obligations	—	$708,000	—	708,000

TOTAL	$30,341,727	$708,000	—	$31,049,727

*	For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Global Alternative Energy

	Valuation Inputs
Investments in
Securities	Level 1	Level 2		Level 3	Total

Equity securities*	$72,406,851	$127,752,154	**	—	$200,159,005

Other debt obligations	—	13,354,000		—	13,354,000

TOTAL	$72,406,851	$141,106,154		—	$213,513,005

*	For further breakdown of Equity securities by country, please refer to the Schedule of Investments.

**	Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.
Global Water

	Valuation Inputs
Investments in
Securities	Level 1	Level 2		Level 3	Total

Equity securities*	$2,918,170	$3,246,423	**	—	$6,164,593

Other debt obligations	—	289,000		—	289,000

TOTAL	$2,918,170	$3,535,423		—	$6,453,593

*	For further breakdown of Equity securities by country, please refer to the Schedule of Investments.

**	Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.
Repurchase Agreements: The Fund may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund’s Schedules of Investments.
Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.
Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.
Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.
Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made and is accounted for as addition to paid-in capital. The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.
Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.
Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements or in any of the open tax years; thus, no provision for income tax is required. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.
New Accounting Pronouncements: In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, “Disclosures about Derivative Instruments and Hedging Activities.” The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund’s financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statements and related disclosures.
In April 2009, the FASB issued FASB Staff Position No. FAS 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 requires enhanced disclosures about the inputs and valuation technique(s) used to measure fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, the three-level hierarchy disclosure and the level three roll-forward disclosure are to be expanded for each major category of equity and debt securities. There was no change to the financial position of the Fund and the results of its operations due to the adoption of FSP 157-4 and all disclosures have been made for the current period as part of the Notes to Schedules of Investments and

Schedules of Investments.
NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at June 30, 2009, and net realized capital loss carryforwards as of September 30, 2008 with expiration dates:

				Global
	Large Cap	Small Cap	Mid Cap	Alternative
	Growth	Value	Value	Energy

Federal income tax cost of investments	$837,167,257	$40,830,212	$35,780,101	$270,987,877

Unrealized appreciation	54,245,731	3,283,044	1,400,743	6,800,882

Unrealized depreciation	(159,696,093)	(3,106,472)	(6,131,117)	(64,275,754)

Net unrealized appreciation/(depreciation)	$(105,450,362)	$176,572	$(4,730,374)	$(57,474,872)

Global Water

Federal income tax cost of investments	$6,084,018

Unrealized appreciation	423,808

Unrealized depreciation	(54,232)

Net unrealized appreciation/(depreciation)	$369,575
Capital Loss Carryforwards

Expiration Date	Small Cap Value	Mid Cap Value

30-Sep-14	$18,476	$—

30-Sep-15	466,140	—

30-Sep-16	845,607	141,286

	$1,330,223	$141,286

Capital losses may be utilized to offset current and future capital gains until expiration.
NOTE C — OTHER
In connection with certain venture capital investments, Large Cap Growth is committed to future capital calls, which will increase the Fund’s investment in these securities. The aggregate amount of the future capital commitments totals $1,485,270 at June 30, 2009.
Item 2. Controls and Procedures.
(a) The principal executive and financial officers concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.
(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).
     Filed herewith.
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT IMPACT FUND, INC.
By:	/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer
Date: August 27, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
President — Principal Executive Officer
Date: August 27, 2009

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer — Principal Financial Officer
Date: August 27, 2009